[Stein Roe logo]
                             STEIN ROE
                            MUTUAL FUNDS
                          ---------------
                        Building Wealth for
                     Generations [service mark]



                         November 2, 1998


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  Stein Roe Advisor Trust
     File No. 333-17255 and 811-07955

Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the prospectuses and Statement of Additional Information of Stein Roe
Advisor Trust do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

STEIN ROE ADVISOR TRUST


NICOLETTE D. PARRISH
Nicolette D. Parrish
Vice-President and Assistant Secretary

Stein Roe Mutual Funds  One South Wacker Drive  Chicago, IL
60606-4685  312.368.7700
Liberty Funds Distributor, Inc., Distributor